CONTENTS


	President's Message	1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
		Municipal Bonds	5

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	11
		Municipal Bonds	11

	Statements of Assets and Liabilities	21

	Statements of Operations	22

	Statements of Changes in Net Assets	23

	Notes to Financial Statements	24




Dear Shareholder:

We are pleased to present the Semi-Annual Report on The Florida TaxFree Funds. Due to the ongoing voluntary commitment of William R. Hough & Co., which serves as advisor, distributor, and transfer agent to the Funds, expenses continue to be limited to .28 percent of each fund's respective net assets. This allows us to offer very competitive returns for investors seeking short-term, liquid investments that are free from federal income taxes and Florida Intangible Taxes. We at The Hough Group of Funds continue to believe that either or both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund
Total net assets of the Fund continued to grow during the last six months to $154 million as of October 31, 1997. This compares with $136.5 million on April 30, 1997 and $136.6 million on October 31, 1996.

The industry-respected firm of IBC/Financial Data, Inc. compiles and reports mutual fund performance and statistics. We are pleased to report that, for the six month period ending October 31, 1997, The Florida TaxFree Money Market Fund has been consistently ranked by IBC in the top ten out of a total of approximately 270 tax-free money market funds tracked by that firm each month. Based on annualized expenses of .72%, had certain fees and expenses not been reimbursed by the Adviser, the yield and ranking would have been lower. As always, past performance is no guarantee of future results.

The 7 day average yield of the Fund was 3.46% as of October 31, 1997. For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 5.61%.

The Florida TaxFree ShortTerm Fund
As of October 31, 1997, total net assets for the Fund were $30 million, compared with assets of $28.8 million on April 30, 1997 and $17.6 million on October 31, 1996. The portfolio had a dollar-weighted average maturity of
2.67 years and a 30 day SEC yield of 3.94% on October 31, 1997. This yield equates to a tax equivalent yield of 6.36% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.

The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. The net asset value per share was $10.06 on October 31, 1997, compared with $9.95 on April 30, 1997 and $9.99 on October 31, 1996, contributing to a 6.45% cumulative total return on the Fund for the year ended October 31, 1997. The cumulative total return is based on changes in the net asset value per share over a given period and adjusted for dividends paid during that same period. The Fund paid dividends of 21 cents per share for the six month period ending October 31, 1997 and 43 cents per share for the year then ended.

The cumulative total return on the Fund from its inception on November 22, 1993 through October 31, 1997 was 18.65%. This represents a return of 4.73% on an annualized basis. Another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $11,865 on October 31, 1997, assuming reinvestment of all dividends.

The Florida Intangible Tax
The Florida Intangible Tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.

Each of The Florida TaxFree Funds will ordinarily invest at least 65% of its assets in Florida obligations. While state-specific tax-free funds can invest up to 35% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds fully invested in Florida issues at the times appropriate to ensure that your investments in the Funds remain completely exempt from the Florida Intangible Tax.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,



W. Robb Hough, Jr.
President
The Hough Group of Funds








Variable Rate Demand Notes (41%)    	Principal  Amount            Value

Broward County, FL Education, Research,
and Training Auth, IDB,
(The International Game Fish Association
Project), Series 1997, 3.70%, 08/01/04
NationsBank, N.A., LOC                          $2,000,000            $2,000,000

Broward County, FL HFA, Housing RB, (Quiet
Creek Apts. Project), 3.75%,
12/01/29
John Hancock Mutual Life Ins., GTY                2,150,000            2,150,000

Broward County, FL HFA, Housing RB,
(Lake Park Associates), 3.65%, 12/01/10,
Society National Bank, LOC                        3,800,000            3,800,000

Broward County, FL, IDB, (W.R. Bonsal
Company Project), 3.85%, 09/01/08,
NationsBank, N.A., LOC                            1,500,000            1,500,000

Clark County, NV, IDB, (Nevada
Cogeneration Association #1 Project), 4.35%,
11/01/21, Canadian Imperial Bank of Commerce,
LOC                                                 500,000              500,000

Collier County, FL HFA, Housing RB,
(River Reach), 3.65%, 12/01/15, Morgan
Guaranty Trust Co., LOC                           1,600,000            1,600,000

Collier County, FL HFA, Housing RB, (Saxon
Manor Isles), 3.70%, 03/01/26,
PNC Bank, KY, LOC                                 1,745,000            1,745,000

Coral Springs, FL, IDB, (Brock Supply Co.,
Inc. Project), Series A, 3.80%,
10/01/17, First Union National Bank, LOC           850,000               850,000

Dade County, FL Health Facilities Auth,
Hospital RB, (Miami Children's
Hospital), 4.10%, 09/01/20, Barnett Bank
of South FL, LOC                                 5,200,000             5,200,000

Dade County, FL IDA, IDB, (Dolphins Stadium),
Series D, 3.65%, 01/01/16,
Societe Generale, LOC                            2,100,000             2,100,000

Dade County, FL IDA, IDB, (Arlington Sales),
4.15%, 06/01/08, Credit Commercial
de France, LOC                                   1,200,000             1,200,000

Dade County, FL IDA, IDB, (Dynacolor Graphics
Project), 4.15%, 06/01/99, Credit
Commercial de France, LOC                        875,000                 875,000

Dade County, FL IDA, IDB, (Spectrum Programs
Inc. Project), 3.70%, 10/01/16,
NationsBank, N.A., LOC                           1,000,000             1,000,000

Escambia County, FL, Pollution Control RB,
(Gulf Power Company Project), Series
1997, 4.20%, 07/01/22                            3,500,000             3,500,000

Florida HFA, Housing RB, (Clear Lake),
Series D, 3.70%, 12/01/09, Continental
Casualty, GTY                                    1,000,000             1,000,000

Florida HFA, Housing RB, (Lakes of Northdale
Project), Series D, 3.80%,
06/01/07, SouthTrust Bank of AL, LOC             1,300,000             1,300,000

Florida HFA, Housing RB, (Springs Colony Project),
1985 Series FF, 3.60%,
09/15/26, FNMA Collateralized                     1,000,000            1,000,000

Florida HFA, Housing RB, (Monteray Meadows
Apts.), 3.65%, 12/01/07,  Citibank, N.A., LOC     1,000,000            1,000,000

Hillsborough County, FL IDA, Pollution
Control RB, (Reynolds Metals Company),
3.70%, 12/01/15, Dresdner Bank, A.G., LOC         1,000,000            1,000,000

Hillsborough County, FL IDA, Pollution
Ctrl RB, (Tampa Electric Co.), Series 1990,
4.25%, 9/01/25                                    3,000,000            3,000,000

Hillsborough County, FL IDA, Pollution Ctrl
RB, (Tampa Electric Co.), 4.25%, 11/01/20         1,000,000            1,000,000





Variable Rate Demand Notes (Continued)
Principal
Amount

Value



Hillsborough County, FL IDA, Industrial
Development RB, (Leslie Controls Inc.),
3.70%, 08/01/19, First Union National
Bank of NC, LOC
                                                   1,050,000          1,050,000

Hillsborough County, FL IDA, Industrial
Development RB, (Berry Packaging Inc.),
3.85%, 07/01/17, NationsBank, N.A., LOC            1,200,000          1,200,000

Jacksonville, FL Health Facilities Auth,
Hospital RB, (Baptist Health Medical Center
Project), 4.20%, 06/01/20, Barnett Bank
Jacksonville, LOC                                  1,300,000          1,300,000

Los Angeles County, CA IDA, IDB, (Komax
Systems), 4.40%, 12/01/06, Dai-Ichi Kangyo
Bank, Ltd., LOC                                     500,000             500,000

Los Angeles County, CA IDA, IDB, (Walter
& Howard Lim), 4.40%, 12/01/06, Dai-Ichi
Kangyo Bank, Ltd., LOC                              100,000             100,000

Martin County, FL, Solid Waste RB, (Florida
Power & Light), 4.25%, 01/01/27                    1,050,000           1,050,000

Miami, FL Health Facilities Auth, Hospital RB,
(Miami Jewish Home & Hospital for the Aged, Inc.
Project), 3.70%, 12/01/16, SunTrust Bank,
Miami, LOC                                         3,100,000           3,100,000

Okeechobee County, FL, Solid Waste RB,
(Chambers Waste System of FL), 3.80%,
03/01/06, Morgan Guaranty Trust Co., LOC           3,700,000           3,700,000

Palm Bay, FL, IDB, (Accudyne Corporation
Project), Series 1995, 3.80%, 04/01/20,
First Union National Bank of NC, LOC               1,290,000           1,290,000

Pinellas County, FL HFA, Housing RB,
(Lynn Lake II), 3.70%, 07/01/11, NationsBank
of Georgia, N.A., LOC                              1,500,000           1,500,000

Pinellas County, FL Industry Council, IDB,
(Pozin Enterprises, Inc. Project), 3.85%,
03/01/09, NationsBank, N.A., LOC                    800,000              800,000

Pinellas County, FL Industry Council, IDB,
(Loulourgas Properties Project), 3.80%,
09/01/16, First Union National Bank
of FL, LOC                                          1,000,000          1,000,000

Riviera Beach, FL, IDB, (Dade Paper & Bag
Co.), 4.05%, 08/01/01, Credit Commercial
de France, LOC                                       225,000             225,000

St. Lucie County, FL, Pollution Control RB,
(Florida Power & Light), 4.25%, 01/01/27            3,000,000          3,000,000

St. Petersburg, FL, Public Improv RB, (Airport
and Golf Course Project), Series 1997B, 3.70%,
10/01/17, SunTrust Bank, Tampa Bay,
 LOC                                                2,000,000          2,000,000

Southeast Volusia, FL Hospital District,
Hospital RB, (Bert Fish Medical Center),
3.65%, 05/01/22, SouthTrust Bank, LOC               1,000,000          1,000,000

Sumter County, FL IDA, IDB, (Great Southern
Wood, FL, Inc.), 3.95%, 04/01/05, SouthTrust
Bank, LOC                                             500,000            500,000

Tamarac, FL, IDB, (Tampa Bay Business
Center, Inc. Project), 3.85%, 08/01/15,
NationsBank of FL, NA, LOC                          1,600,000          1,600,000



 Total Variable Rate Demand Notes

$62,235,000



Principal

Municipal Bonds (59%)
Amount
Value



Addison, IL Fire Protection District No.
1, Refunding Notes, 6.70%, 11/01/97,
Pre-refunded @ 100
                                                $100,000               $100,001

Akron, OH, GO Bond, 8.00%, 12/01/97,
FSA Insured                                      135,000                135,447


Bay County, FL, Water & Sewer RB, 3.75%,
09/01/98, MBIA Insured                           280,000                280,000

Brevard County, FL, GO Bond, 4.70%,
03/01/98, MBIA Insured                           265,000                265,687

Brevard County, FL Health Facilities Auth,
Hospital RB, (Wuesthoff Memorial Hospital),
3.90%, 04/01/98, MBIA Insured                    370,000                370,000

Brevard County, FL, Special Assessment RB,
5.90%, 11/01/97, MBIA Insured                     50,000                 50,000

Broward County, FL, GO Bond, Series C,
5.10%, 01/01/98                                  375,000                375,744

Broward County, FL HFA, Single Family
Mortgage RB, Series B, 4.05%, 04/01/98,
GIC:  Trinity Funding, Mandatory
Tender @ 100                                     700,000                700,000

Broward County, FL, Sales Tax Revenue
Commercial Paper, Series A, 3.85%,
01/05/98, Mitsubishi Bank, LOC                 4,163,000              4,163,000

Broward County, FL, Sales Tax Revenue
Commercial Paper, Series A, 3.90%,
11/14/97, Mitsubishi Bank, LOC                 2,500,000              2,500,000

Broward County, FL School Board, Certificates
of Participation, Series C, 3.75%, 07/01/98,
AMBAC Insured                                    300,000                300,000

Broward County, FL School District,
GO Bond, 7.30%, 02/15/98, Pre-refunded
@ 102                                          1,000,000              1,029,780

Broward County, FL School District, GO Bond,
7.40%, 02/15/98, Pre-refunded @ 102               50,000                 51,481

Broward County, FL School District, GO
Bond, 7.75%, 02/15/98, Pre-refunded @ 102        185,000                190,595

Broward County, FL School District, Revenue
Anticipation Notes, Series C,
4.50%, 04/22/98                                1,500,000               1,504,083

Broward County, FL, Tourist Development
Tax RB, (Convention Center), 4.40%,
10/01/98, AMBAC Insured                          620,000                623,309

Canaveral, FL Port Auth, Transportation
RB, 4.70%, 06/01/98, FGIC Insured                50,000                  50,132

Castle Pines, CO Metropolitan District,
GO Bond, 3.80%, 12/01/97, FSA Insured           210,000                 209,995

Charlotte County, FL, Hospital RB,
(Bon Secours - St. Joseph), Series A,
8.25%, 08/15/98, Pre-refunded @ 102             585,000                 616,218

Clearwater, FL, Water & Sewer RB, 4.25%,
12/01/97, AMBAC Insured                          25,000                 24,995

Cook County, IL School District No. 109,
GO Bond, (Indian Springs), 4.00%,
12/01/97, FSA Insured                           140,000                140,000

Dade County, FL, Hospital RB, (Jackson
Memorial Hospital), Series A, 4.00%,
06/01/98, MBIA Insured                        1,000,000              1,000,983

Dade County, FL School District, GO Bond,
7.00%, 07/01/98                                  50,000                 50,931

Dade County, FL School District, GO Bond,
6.40%, 08/01/98, MBIA Insured                    90,000                 91,563

Dade County, FL, Sales Tax RB, (Miami
Beach Convention Center Project), Series
A, 8.625%, 12/01/97, Pre-refunded @ 102         120,000                122,833




Principal

Municipal Bonds (Continued)
Amount
Value



Dauphin County, PA General Auth, Public
Improv RB, (Subseries KKK1), 4.10%, 12/01/97,
AMBAC Insured, Mandatory Tender
@ 100                                       150,000                   150,023

Daytona Beach, FL, Water & Sewer RB, 5.00%,
01/01/98, Escrowed to Matur                  50,000                    50,055

Dunedin, FL, Hospital RB, (Mease Health
Care), 4.00%, 11/15/97, MBIA Insured        100,000                   100,000

East County Water Control District, FL,
Public Improv RB, (Lee County Drain),
5.00%, 11/01/98, Asset Guaranty Insured     200,000                   201,832

Escambia County, FL, Sales Tax RB, Series A,
6.90%, 01/01/98, FGIC Insured                50,000                    50,236

Escambia County, FL Utility Auth, Electric
Util RB, Series A, 4.90%, 01/01/98, FGIC
Insured                                      25,000                    25,021

First Florida Governmental Financing
Commission, Industrial Development RB,
Series A, 4.40%, 07/01/98, MBIA Insure       50,000                    50,048

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997 Series
A, 6.25%, 05/01/98, AMBAC Insured            45,000                    45,475

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997 Series
B, 6.25%, 05/01/98, AMBAC Insured            25,000                    25,264

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997 Series
C, 6.25%, 05/01/98, AMBAC Insured            55,000                    55,581

Florida HFA, Single Family Mortgage RB,
5.00%, Series B, 01/01/98, GNMA              65,000                    65,092

Florida HFA, Single Family Mortgage RB,
4.00%, 06/01/98, GIC:  Assured Return,
Mandatory Tender @ 100                    1,500,000                 1,500,000

Florida, State of, GO Bond, Senior Lien,
(Jacksonville Transportation), Series A,
6.50%, 07/01/98                           1,540,000                 1,566,895

Florida State Board of Education, GO Bond,
Series A, 7.25%, 06/01/98, Escrowed
to Maturity                                 100,000                   101,924

Florida State Board of Education, GO Bond,
Series A, 5.75%, 06/01/98,
Escrowed to Maturity                        200,000                   201,969

Florida State Board of Education, GO
Bond, Series A, 6.00%, 06/01/98             200,000                   202,367

Florida State Board of Education, GO
Bond, Series B, 5.625%, 06/01/98            300,000                   303,098

Florida State Board of Education, GO
Bond, Series A, 4.50%, 01/01/98           4,950,000                 4,958,004

Florida State Board of Education, GO
Bond, Series A, 6.50%, 06/01/98           4,010,000                 4,071,988

Florida State Board of Education, GO
Bond, Series B-1, 7.875%, 06/01/98,
Pre-refunded @ 102                          150,000                   156,383

Florida State Department of Corrections,
Certificate of Participation, (Okeechobee
Correctional Institution Project), 5.45%,
03/01/98, AMBAC Insured                     100,000                   100,403

Florida State Division of Bond Finance,
Sales Tax RB, (Department of General
Services - Preservation 2000), Series B,
4.00%, 07/01/98, AMBAC Insured            3,350,000                 3,353,279

Florida State Division of Bond Finance,
Sales Tax RB, (Department of General
Services - Preservation 2000), 4.40%,
07/01/98, FSA Insured                     1,000,000                 1,003,602







Principal

Municipal Bonds (Continued)
Amount
Value



Florida Municipal Power Agency, Commercial
Paper, Pooled Loan Project, 3.70%, 02/02/98,
First Union National Bank of NC, LOC           905,000                 905,000

Fort Lauderdale, FL, GO Bond,
5.35%, 01/01/98                                100,000                 100,250

Fort Lauderdale, FL, GO Bond, (Parking
Improv Project), 4.80%, 07/01/98               290,000                 291,863

Gainesville, FL, Electric Util RB,
Commercial Paper, (Utility System C),
3.75%, 01/09/98                                894,000                 894,000

Gainesville, FL, Electric Util RB,
Commercial Paper, (Utility System C),
3.80%, 11/07/97                              1,300,000               1,300,000

Gainesville, FL, Electric Util RB,
Commercial Paper, (Utility System C),
3.65%, 11/12/97                              1,658,000               1,658,000

Gulf County, FL School District, Sales
Tax RB, 4.10%, 06/01/98, Asset Guaranty
Insured                                         80,000                  80,000

Hillsborough County, FL School Board,
Certificates of Participation, (Master
Lease Program), 4.20%, 07/01/98, AMBAC
Insured                                        300,000                 300,474

Hillsborough County, FL, Water & Sewer
RB, Series A, Zero Coupon, 08/01/98,
MBIA Insured                                 1,610,000               1,564,191

Houston, TX, Water & Sewer RB, Series C,
(Junior Lien), 4.75%, 12/01/97, MBIA
Insured                                        125,000                 125,075

Jacksonville, FL Elec Auth, Commercial
Paper, Series C-1, 3.60%, 11/06/97,
Morgan Guaranty, Liquidity Provider         1,000,000                 1,000,000

Jacksonville, FL Elec Auth, Commercial
Paper, Series D-3, 3.65%, 11/05/97, Credit
Suisse, Liquidity Provider                  2,100,000                 2,100,000

Jacksonville, FL Health Facilities Auth,
Hospital RB, (Charity Obligated Group),
Series A, 3.75%, 08/15/98, MBIA Insured       800,000                   800,000

Jacksonville, FL Health Facilities Auth,
Hospital RB, (Charity Obligated Group),
Series B, 3.85%, 08/15/98                     405,000                   405,000

Jacksonville, FL, Commercial Paper,
3.75%, 11/03/97, Morgan Guaranty, Credit
Suisse, Bayerische Landesbank
Girozentrale, SunBank, IRC                  1,000,000                 1,000,000

Jacksonville, FL, Commercial Paper,
3.75%, 11/03/97, Morgan Guaranty,
Credit Suisse, Bayerische Landesbank
Girozentrale, SunBank, IRC                  1,000,000                 1,000,000

Jacksonville, FL, Commercial Paper,
(Florida Power & Light), Series 1992,
3.75%, 01/06/98                             2,000,000                 2,000,000

Kentucky State Property & Buildings
Commission, Public Improv RB, (Project
No. 57), 4.00%, 11/01/97, AMBAC Insured      100,000                   100,000

Lake Worth, FL, Water & Electric RB,
Series A, 4.30%, 04/01/98, AMBAC Insured      50,000                    50,025

Lee County, FL Hospital Board of
Directors, (Lee Memorial Hospital Project),
Commercial Paper, 1995 Series A, 3.90%,
11/19/97, SunTrust Bank,
Central FL, LOC                            1,500,000                 1,500,000

Lee County, FL Hospital Board of
Directors, (Lee Memorial Hospital Project),
Commercial Paper,  Series C, 3.70%,
11/18/97, SunTrust Bank,
Central FL, LOC                            3,000,000                 3,000,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System
Project),  Commercial Paper, 1997 Series B,
3.85%, 01/07/98,
SunTrust Bank, Central FL, LOC             1,000,000                 1,000,000







Principal

Municipal Bonds (Continued)
Amount
Value



Pinellas County, FL HFA, Single Family
Mortgage RB, Multi-County Program, Series
B, 3.80%, 02/01/98, GNMA/FNMA
Collateralized, GIC: Westdeutsche
Landesbank Girozentrale,
Mandatory Tender @ 100                     405,000                   405,000

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System
Project),  1997 Series A, 4.50%, 04/01/98,
MBIA Insured                               200,000                   200,399

Leon County, FL School Board, Certificate
of Participation, (Master Lease Program),
3.80%, 07/01/98, MBIA Insured              500,000                   499,651

Liberty County, FL, Gas Tax RB, 3.70%,
12/01/97, AMBAC Insured                     30,000                    30,000



Louisiana Public Facilities Auth, Hospital
RB, (General Health Inc.), Series A,
6.75%, 11/01/97, MBIA Insured              75,000                    75,000

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Medical
Center), Series B, 3.75%, 11/15/97,
MBIA Insured                              180,000                   180,000

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Medical
Center), Series A, 3.90%, 11/15/98,
MBIA Insured                              245,000                   245,166

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Medical
Center), Series B, 3.90%, 11/15/98,
MBIA Insured                               420,000                   420,285

Miami, FL Health Facilities Auth,
Hospital RB, (Mercy Hospital Project),
6.15%, 08/01/98, AMBAC Insured             100,000                   101,561

Miami, FL, Special RB, 7.00%,
01/01/98, MBIA Insured                     150,000                   150,749

Michigan Municipal Bond Auth, Public
Improv RB, (Government Loan), Series
A, 5.75%, 12/01/97, FGIC Insured           150,000                   150,239

Nassau County, FL, Optional Gas Tax RB,
4.80%, 03/01/98, FGIC Insured                50,000                    50,071

New York City, NY, GO Bond, Series A,
7.50%, 11/01/97, Escrowed to Maturity        75,000                    75,000

Okaloosa County, FL School Board, Sales
Tax RB, 5.00%, 09/01/98, FSA Insured        500,000                   504,433

Orange County, FL Sales Tax RB,
4.00%, 1/01/98, FGIC Insured                150,000                   150,012

Orange County, FL School District, Tax
Anticipation Notes, Series 1997,
4.25%, 09/15/98                            2,000,000                2,008,750

Orange County, FL, Commercial Paper,
3.50%, 11/05/97, NationsBank,
N.A., IRC                                    600,000                  600,000

Orange County, FL, Commercial Paper,
3.65%, 11/17/97,
NationsBank, N.A., IRC                     2,000,000                 2,000,000

Orlando & Orange County, FL Expressway
Auth, Transportation RB, Junior Lien,
Series A, 3.85%,
07/01/98, FGIC Insured                       100,000                   100,032

Palm Beach, FL, Public Improv RB,
(Criminal Justice Facilities), 4.50%,
06/01/98, FGIC Insured                       120,000                   120,437

Palm Beach County, FL Health Facilities
Auth, Hospital RB, (Pooled Hospital Loan
Project), Commercial Paper, 3.55%,
11/13/97, MBIA Insured,
Credit Suisse, SBPA                        3,000,000                 3,000,000

Palm Beach County, FL HFA, Single Family
Mortgage RB, Series B, 3.95%, 07/01/98,
GNMA/FNMA Collateralized, GIC:  Bayerische
Landesbank Girozentrale, Mandatory Tender
@ 100                                      1,000,000                 1,000,000

Palm Beach County, FL School District,
Tax Anticipation Notes, Series 1997,
4.50%, 10/13/98                            2,500,000                 2,517,110

Palm Beach County, FL, Stadium Facilities
RB, 3.65%, 12/01/97, MBIA Insured            785,000                   785,000







Principal

Municipal Bonds (Continued)
Amount
Value



Pinellas County, FL Health Facilities Auth,
Hospital RB, (Morton Plant Health System),
4.25%, 11/15/97, MBIA Insured            400,000                   400,054

Polk County, FL, Constitutional Fuel Tax
Rfdg RB, 4.00%, 12/01/97,
FGIC Insured                              780,000                   780,286

Pompano Beach, FL, Water $ Sewer RB,
4.75%, 07/01/98, MBIA Insured              50,000                    50,273


Port Seattle, WA, Transportation RB,
Series B, 4.40%, 11/01/97,
 AMBAC Insured                            150,000                   150,000

Puerto Rico Electric Power Auth, Electric
Util RB, 5.00%, 07/01/98, Pre-refunded
@ 100                                     275,000                   276,858

Puerto Rico Electric Power Auth, Electric
Util RB, 8.00%, 07/01/98, Pre-refunded
@ 102                                     150,000                   156,834

Putnam County, FL Development Auth,
Pollution Ctrl RB, (Seminole Electric
Cooperative, Inc.), Series D, 3.60%,
12/15/97, National Rural Utilities
Cooperative Finance Corporation, GTY,
Mandatory Tender @ 100                  1,500,000                 1,500,000

Putnam County, FL Development Auth,
Pollution Ctrl RB, (Seminole Electric
Cooperative, Inc.), Series H-4, 3.70%,
03/15/98, National Rural Utilities
Cooperative Finance Corporation, GTY,
Mandatory Tender @ 100                  1,500,000                 1,500,000

St. Johns County, FL, Water & Sewer RB,
Series A, 5.90%, 06/01/98,
 MBIA Insured                              50,000                    50,535

St. Johns River Water Management District,
FL, Water & Sewer RB, (Land Acquisition),
5.00%, 07/01/98, FSA Insured            1,000,000                 1,007,398

St. Lucie County, FL School District,
GO Bond, Series 1997, 4.00%, 02/01/98,
FGIC Insured                               600,000                   600,585

St. Lucie County, FL, Commercial Paper,
(Florida Power & Light),
 3.60%, 11/04/97                         1,000,000                 1,000,000

St. Lucie County, FL, Commercial Paper,
(Florida Power & Light),
 3.65%, 12/04/97                         2,300,000                 2,300,000

St. Lucie County, FL, Commercial Paper,
(Florida Power & Light),
3.70%, 12/09/97                           1,000,000                 1,000,000

St. Petersburg, FL Health Facilities Auth,
Hospital RB, (Bon Secours - Maria Manor
Project), Series B, 7.875%, 08/15/98,
Pre-refunded @ 102                          185,000                   194,160

Sarasota County, FL Public Hosp Dist,
Commercial Paper, Series A, (Sarasota
Memorial Hospital), 3.80%, 12/05/97,
SunTrust Bank,
Central Florida, LOC	                   1,000,000                 1,000,000

Sarasota County, FL Public Hosp Dist,
Commercial Paper, Series B, (Sarasota
Memorial Hospital), 3.60%, 11/21/97,
SunTrust Bank,
Central Florida, LOC                       1,000,000                 1,000,000

Sarasota County, FL Public Hosp Dist,
Commercial Paper, Series 1996A, (Sarasota
Memorial Hospital), 3.75%, 11/17/97,
SunTrust Bank, SBPA                        2,500,000                 2,500,000

Seminole County, FL School District,
Revenue Anticipation Notes, 3.875%,
02/17/98                                     500,000                   500,464

Sunrise, FL, Public Improv RB, 4.30%,
10/01/98, FGIC Insured                       100,000                   100,444

Sunshine State Gov Fin Comm, Commercial
Paper, 3.50%, 12/08/97, LOC:
Union Bank
of Switzerland, National
 Westminster Bank,
PLC, Morgan Guaranty Trust Co.              2,300,000                 2,300,000

Sunshine State Gov Fin Comm,
Commercial Paper, 3.80%, 12/10/97,
Florida State Board of Administration,
Liquidity Provider                         1,000,000                 1,000,000

Tampa, FL Sports Auth, Public Improv RB,
(Tourist Dev Tax), Series A, 3.60%,
01/01/98, FSA Insured                       665,000                   665,000









Principal

Municipal Bonds (Continued)
Amount
Value



Tampa, FL Sports Auth, Local Option Sales
Tax RB, (Stadium Project), 4.00%, 1/01/98,
MBIA Insured                                   225,000                   225,089

Tri-State Fire Protection District, IL,
Refunding Notes, (Fire Prevention), 6.90%,
12/01/97,
Pre-refunded @ 100                            100,000                    100,244

Volusia County, FL School District,
4.75%, 06/01/98, FSA Insured                  100,000                    100,478

West Plains, MO Improv Auth, Public
Improv RB, 3.85%, 11/01/97,
MBIA Insured                                   360,000                   360,000

Winter Springs, FL, Water & Sewer RB,
4.80%, 04/01/98,
 MBIA Insured                                   50,000                    50,103



Total Municipal Bonds
$90,696,894






Total Investments (100%) (Cost $152,931,894)
$152,931,894






Summary of Ratings (unaudited):
AAA/Equivalent 98%, AA/Equivalent 2%
Average Portfolio Maturity 69.44 Days











Variable Rate Demand Notes (6%)



Hillsborough County, FL IDA, Pollution
Ctrl RB, (Tampa Electric Co.), Series
1990, 4.25%, 9/01/25                          500,000                   500,000

Jacksonville, FL, Industrial Development
RB, (Coastal Industries), 4.05%, 08/01/08,
ABN-AMRO Bank,
N.V., LOC                                     170,000                   170,000

Volusia County, FL IDA, IDB, (RS Displays
Inc. Project), 4.15%, 06/01/09, Credit
Commercial de France, LOC                     775,000                   775,000

Washington State Housing Finance Commission,
Housing RB, (Wandering Creek Project), 4.25%,
01/01/26, Bank America,
N.T. & S.A., LOC                              200,000                   200,000



Total Variable Rate Demand Notes                                     $1,645,000





Municipal Bonds (94%)

Bay County, FL, Pollution Ctrl RB,
(International Paper Co. Project),
5.70%, 11/01/98                            20,000                    20,025

Bay Medical Center, FL, Hospital RB,
(Bay Medical Center Project), 4.70%,
10/01/02, AMBAC Insured                   100,000                   102,108



Belle Glade, FL, Water & Sewer RB, Series
A, 4.05%, 09/01/00,
 FSA Insured                               35,000                    35,045

Bradenton, FL Util System, Water & Sewer
RB, Series A, 7.10%,
10/01/99, AMBAC Insured                   100,000                   105,755

Brevard County, FL School Board, Certificates
of Indebtedness, 6.55%,
01/01/98, AMBAC Insure                      25,000                   25,112

Brevard County, FL School Board, Certificates
of Participation, Series A, 5.30%, 07/01/99,
Escrowed to Maturity                       100,000                  102,362

Brevard County, FL School Board, Certificates
of Participation, 6.50%, 07/01/02,
Pre-refunded @ 102                         100,000                  111,295

Broward County, FL, GO Bond,
Series B, 5.60%, 01/01/01                 200,000                   209,538

Broward County, FL Airport System,
Transportation RB, Series C, 4.10%,
10/01/98, AMBAC Insured                   100,000                   100,265

Broward County, FL, Certificates of
Participation, 6.40%, 06/01/03,
AMBAC Insured                              85,000                    89,263

Broward County, FL Educational Facilities
Auth, Higher Education RB, (Nova
Southeastern University Project), 5.40%,
04/01/02, Connie Lee Insured               75,000                    78,437

Broward County, FL School District, GO
Bond, 6.75%, 02/15/98                      300,000                   302,523

Broward County, FL School District, GO
Bond, 5.70%, 02/15/01                      300,000                   314,148

Canaveral, FL, Transportation RB, 5.40%,
06/01/02, FGIC Insured                     100,000                   104,952










Municipal Bonds (Continued)


Celebration Community Development
District, FL, Special Assessment RB,
Series B, 4.60%, 05/01/03,
MBIA Insured                               250,000                   252,055

Clay County, FL, Certificates of
Participation, (Master Lease Project),
Series A, 4.50%,
10/01/02, MBIA Insured                     470,000                   474,526

Clay County, FL HFA, Single Family
Mortgage RB, (Multi-County Program),
4.80%, 04/01/02,
GNMA/FNMA Collateralized                   150,000                   149,817

Clay County, FL School Board, Certificate
of Participation, (Master Lease Program),
4.50%, 07/01/99, MBIA Insured              140,000                   141,313

Clay County, FL, Utility System RB,
4.125%, 11/01/99, FGIC Insured             100,000                   100,419

Clearwater, FL, Water & Sewer RB, Series
B, 6.75%, 12/02/98,
Pre-refunded @ 103.50                       50,000                    53,261

Dade County, FL, GO Bond, Series CC, 6.80%,
10/01/02,
AMBAC Insured                              200,000                   222,592

Dade County, FL, GO Bond, Series I,
6.90%, 07/01/01,
 AMBAC Insured                             250,000                   273,320

Dade County, FL, Public Improv RB,
7.10%, 06/01/00,
FGIC Insured                                70,000                    72,591

Dade County, FL Aviation Auth,
Transportation RB, (Miami International
Airport), Series A, 5.50%, 10/01/02,
FSA Insured                                250,000                   260,908

Dade County, FL Aviation Auth,
Transportation RB, Series U, 6.60%,
10/01/01                                   100,000                   102,835

Dade County, FL Aviation Auth,
Transportation RB, Series X, 5.25%,
10/01/01                                   100,000                   103,679

Dade County, FL Aviation Auth, Transportation
RB, Series Y, 4.90%,
10/01/01, MBIA Insured                     140,000                   143,755

Dade County, FL Educational Facilities Auth,
Higher Education RB, (St. Thomas University),
7.65%, 01/01/00,
Pre-refunded @ 102                          40,000                    43,732

Dade County, FL, Guaranteed Entitlement Spl
Assmt Bonds, Series B, Zero Coupon,
02/01/00, MBIA Insured                     250,000                   228,433

Dade County, FL, Guaranteed Entitlement
Spl Assmt Bonds, Series B, Zero Coupon,
02/01/01, MBIA Insured                     250,000                   218,758

Dade County, FL School Board, Certificates
of Participation, 4.75%, 05/01/98,
MBIA Insured                               100,000                   100,481

Dade County, FL School Board, Certificates
of Participation, 5.00%, 05/01/01,
MBIA Insured                               125,000                   128,510

Dade County, FL School District, GO Bond,
7.00%, 07/01/98                            100,000                   102,095

Dade County, FL School District, GO Bond,
6.00%, 08/01/01,
 Pre-refunded @ 102                        250,000                   266,338

Dade County, FL School District, GO Bond,
5.00%, 06/01/00,
MBIA Insured                                50,000                    51,177

Dade County, FL Seaport, Transportation RB,
4.00%, 10/01/98,
 MBIA Insured                              150,000                   150,264

Dade County, FL, Special Assessment RB,
(Various Purpose Improv Projects), Series
A, 7.15%,
07/01/02, FSA Insured                      100,000                   107,361

Dade County, FL Health Facilities Auth,
Hospital RB, (Catholic Health & Rehabilitation
Inc.), 7.45%, 08/15/99, Allied Irish
Banks, PLC, LOC                             50,000                    52,635

Daytona Beach, FL, Water & Sewer RB,
4.625%, 11/15/98,
AMBAC Insured                               75,000                    75,658







Municipal Bonds (Continued)





Delray Beach, FL, GO Bond, (Decade of
Excellence Program), 6.80%, 02/01/00,
Pre-refunded @ 102                          50,000                    53,895

Duval County, FL School District, GO Bond,
5.625%, 08/01/00, AMBAC Insured             75,000                    78,070

Escambia County, FL Health Facilities Auth,
Hospital RB,
(Azalea Trace, Inc. Project),
9.25%, 01/01/99, Pre-refunded
@ 102                                        50,000                    53,973

Escambia County, FL Health Facilities Auth,
Hospital RB, (Azalea Trace, Inc. Project),
5.25%, 01/01/03                             300,000                   300,381

Escambia County, FL HFA, Single Family
Mortgage RB, (Multi-County Program), Series
B, 4.70%, 04/01/01,
GNMA Collateralized                         150,000                   150,558

Escambia County, FL, Public Improv RB,
4.75%, 01/01/99                             220,000                   220,779

Escambia County, FL, Public Improv RB,
Series A, 5.00%, 01/01/00                   250,000                   253,155

Escambia County, FL School Board,
Certificate of Participation, 6.25%,
02/01/02, Pre-refunded @ 100                 45,000                    48,553




Escambia County, FL School Board, Municipal
Lease Obligation, Certificate of
Participation, 5.80%, 02/01/00,
Escrowed to Maturity                        15,000                    15,581

Escambia County, FL School Board, Municipal
Lease Obligation, Certificate of Participation,
5.80%, 02/01/00, FSA Insured                35,000                    36,317

First Florida Governmental Financing
Commission, 7.05%, 07/01/98, Pre-refunded
@ 102                                      100,000                   104,097

Flagler County, FL, Sales Tax Improv
Infrastructure Surtax RB, 6.30%,
12/01/97, MBIA Insured                     100,000                   100,204

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997 Series
B, 4.90%, 05/01/03, AMBAC Insured           40,000                    41,066

Florida Development Finance Corporation,
IRB, (FDFC Guaranty Program), 1997 Series
C, 4.90%, 05/01/03, AMBAC Insured           30,000                    30,800

Florida HFA, General Mortgage RB, Series
A, 5.75%, 06/01/02, FHA Insured             50,000                    51,724

Florida HFA, Single Family Mortgage RB,
Series B, 5.00%, 01/01/98,  GNMA/FNMA
Collateralized                             265,000                   265,395

Florida HFA, Housing RB, Single Family
Mortgage RB, 1995 Series A, 5.70%, 01/01/01,
GNMA Collateralized                         70,000                    72,074

Florida HFA, Homeowner Mortgage & RB,
1995 Series 1A, 4.75% 07/01/01             100,000                   100,261

Florida HFA, Housing RB, (Turtle Creek
Apartments Project), 1996 Series C, 4.75%,
05/01/00, AMBAC Insured                     85,000                    85,537

Florida HFA, Rfdg Homeowner Mortgage & RB,
Series 2, 5.20%, 01/01/02                  295,000                   298,611

Florida HFA, Homeowner Mortgage RB, Series
2, 4.70%, 01/01/02, MBIA Insured          250,000                   251,300

Florida HFA, Homeowner Mortgage RB, Series
2, 4.80%, 01/01/03, MBIA Insured          250,000                   251,575



Florida HFA, Housing RB, (Lake Carlton
Arms), 7.375%, 12/01/99, National Life
Insurance Co.,
GTY, Mandatory Tender @ 100               65,000                    65,153

Florida State, Pollution Ctrl RB,
Series I, 5.30%, 07/01/99                 25,000                    25,307






Municipal Bonds (Continued)           Amount                  Value



Florida State, Pollution Ctrl RB,
Series W, 7.00%, 07/01/98             140,000                   143,032

Florida State Department of Transportation,
GO Bond, (Right-of-Way Acquisition and
Bridge Construction), Series 1997A,
6.40%, 07/01/02                       200,000                   218,456

Florida State Board of Education, GO Bond,
Series B, 6.30%, 06/01/98             100,000                   101,442

Florida State Board of Education, GO Bond,
Series B, 7.00%, 06/01/99,
 Pre-refunded @ 102                    75,000                    79,944

Florida State Board of Education, GO Bond,
Series A, Zero Coupon, 06/01/00,
Pre-refunded @ 37.658                 100,000                   33,773

Florida State Board of Education, GO Bond,
Series A, 7.25%, 06/01/00,
Pre-refunded @ 102                    200,000                   219,404

Florida State Board of Education, GO Bond,
Series A, 7.25%, 06/01/00,
 Pre-refunded @ 102                   185,000                   202,949

Florida State Board of Education, GO Bond,
Series E, 4.50%, 06/01/98              75,000                    75,290

Florida State Board of Education, GO Bond,
Series C, 5.125%, 06/01/00            100,000                   102,645

Florida State Board of Education, GO Bond,
Series A, 5.25%, 06/01/00               65,000                    66,845


Florida State Board of Education, GO Bond,
Series A, 5.50%, 01/01/01              250,000                   260,055

Florida State Board of Education, GO Bond,
Series C, 5.90%, 05/01/00, Escrowed
to Maturity                             25,000                    25,284

Florida State Board of Regents, Higher
Education RB, (University of Florida),
4.20%, 08/01/98,
MBIA Insured                            50,000                    50,163

Florida State Department of General
Services, Division of Facilities Management,
(FL Facilities Pool), 7.00%, 09/01/00,
Pre-refunded @ 102                     100,000                   109,741

Florida State Division of Bond Finance,
Department of General Services, Sales Tax
RB, (Dept of Natural Resources), Series A,
7.10%, 07/01/98,
Pre-refunded @ 102                     100,000                   104,129

Florida State Division of Bond Finance,
Department of General Services, GO Bond,
(Dept of Natural Resources-Preservation 2000),
Series A, 5.80%,
07/01/01, MBIA Insured                 115,000                   121,786

Florida State Division of Bond Finance,
Department of General Services, GO Bond,
(Dept of Environmental Protection-
Preservation 2000), Series A, 4.30%,
07/01/98, MBIA Insured                 150,000                   150,581

Florida State Division of Bond Finance,
Department of General Services, GO Bond,
(Dept of Environmental Protection-
Preservation 2000), Series A, 5.00%,
07/01/01, AMBAC Insured                150,000                   154,802

Florida Municipal Power Agency, Electric
Util RB, (Stanton II Project), 5.50%,
10/01/99, AMBAC Insured                 50,000                    51,462

Florida State Turnpike Auth, Transportation
RB, 7.50%, 07/01/01                    250,000                   267,370

Florida State Turnpike Auth, Transportation
RB, 7.50%, 07/01/99,
 Pre-refunded @ 102                     40,000                    43,049

Fort Myers, FL New Public Housing Auth,
Housing RB, 5.75%, 06/01/99            400,000                   408,528

Fort Myers, FL, Electric Util Rfdg RB,
Series B, Zero Coupon, 10/01/99,
Pre-refunded @ 26.012                   40,000                    9,559

Gainesville, FL Util System, Electric
Util RB, Series A, 5.90%, 10/01/00      50,000                    52,603

Hernando County, FL School District,
GO Bond, 5.10%, 09/01/01,
 MBIA Insured                          120,000                   122,771

Hernando County, FL, Solid Waste RB,
7.10%, 10/01/00,
Pre-refunded @ 102                     100,000                   110,232







Municipal Bonds (Continued)                Amount                    Value



Hillsborough County, FL Aviation Auth,
Airport RB, (Tampa International Arpt),
Series B, 7.00%, 10/01/99, Pre-refunded
@ 102                                      75,000                    80,643

Hillsborough County, FL Aviation Auth,
Airport RB, (Tampa International Arpt),
Series A, 6.30%,
10/01/00, FGIC Insured                     75,000                    79,540

Hillsborough, County, FL, Electric Util RB,
9.00%, 12/01/99,
Pre-refunded @ 100                        200,000                   220,208

Indian River County, FL, Water & Sewer RB,
Series B, 4.40%, 09/01/98,
FGIC Insured                              200,000                   200,966

Indian Trace Community Development District,
FL, Water Management-Special Benefit Bonds,
Series A, 5.10%, 05/01/01,
 MBIA Insured                             250,000                   258,075

Indian Trace Community Development District,
FL, Water Management-Special Benefit Bonds,
Series A, 5.20%,
05/01/02, MBIA Insured                     35,000                    36,422

Indian Trail Water Control District, FL,
Public Improv RB, (Unit of Development No.1),
Series 1990, 7.875%, 07/01/00             25,000                    26,265

Indian Trail Water Control District, FL,
Public Improv RB, (Unit of Development R2),
Series 1997, 4.10%, 08/01/98,
MBIA Insured                            150,000                   150,378

Indian Trail Water Control District, FL,
Public Improv RB, (Unit of Development R2),
Series 1997, 4.50%,
08/01/99, MBIA Insured                  150,000                   151,374

Jacksonville, FL, Capital Improv RB,
(Gator Bowl Project), 5.15%, 10/01/02,
AMBAC Insured                           100,000                   104,042

Jacksonville, FL Electric Auth, Electric
Util RB, Issue 2,
Series 11, 5.00%, 10/01/98              100,000                   101,059

Jacksonville, FL Electric Auth, Electric
Util RB, Series 1A, 9.75%, 10/01/98,
Escrowed to Maturity                     100,000                   105,351

Jacksonville, FL Electric Auth, Electric
Util RB, Issue One,
Series 2, 9.75%, 10/01/98                100,000                   105,295

Jacksonville, FL Health Facilities Auth,
Hospital RB, (Riverside Hospital), 7.25%,
10/01/98, Escrowed to Maturity            30,000                    30,900

Jacksonville, FL Health Facilities Auth,
Hospital RB, (St. Lukes Hospital
Association), 6.30%, 11/15/99             50,000                    52,160

Jacksonville, FL Health Facilities Auth,
Hospital RB, (Charity Obligated Group),
Series B, 4.50%, 08/15/03                250,000                   250,998

Jacksonville, FL Health Facilities Auth,
Hospital RB, (National Benevolent
Association-Cypress Village Project),
Series 1996A, 4.50%, 12/01/98            100,000                   100,374

Jacksonville, FL Health Facilities Auth,
Hospital RB, (National Benevolent
Association-Cypress Village Project),
Series 1996A, 4.75%, 12/01/99            115,000                   115,880



Jacksonville, FL Health Facilities Auth,
Hospital RB, (National Benevolent
Association-Cypress Village Project),
Series 1996A, 5.00%, 12/01/00            125,000                   126,489

Jacksonville, FL Health Facilities Auth,
Hospital RB, (National Benevolent
Association-Cypress Village Project),
Series 1996A, 5.20%, 12/01/01            130,000                   131,758

Key West, FL Util Board, Electric Util RB,
Capital Appreciation Bonds, 9.75%, 04/01/00,
Pre-refunded @ 103                       100,000                   115,840

Lakeland, FL, Hospital RB, (Lakeland Regional
Medical Center), 4.20%,
 11/15/02, MBIA Insured                   90,000                    90,283

Largo, FL, Hospital RB, (Sun Coast Health
System) 5.75%, 03/01/01                  285,000                   288,069

Lee County, FL HFA, Single Family Mortgage
RB, (Multi-County Program), Series A,
Subseries 2, 5.25%,
03/01/02, GNMA Collateralized             55,000                    55,890

Lee County, FL HFA, Single Family Mortgage
RB, (Multi-County Program),  Series 1996A,
Subseries 3, 5.00%, 03/01/00, GNMA
Collateralized                            50,000                    50,171

Lee County, FL HFA, Single Family Mortgage
RB, (Multi-County Program),  Series 1996A,
Subseries 3, 5.10%, 03/01/01, GNMA
Collateralized                            55,000                    55,263

Lee County, FL School Board, Certificate
of Participation, Series A, 6.00%,
08/01/98, FSA Insured                    100,000                   101,605

Lee County, FL School Board, Certificate
of Participation, Series A, 6.25%, 08/01/01,
Pre-refunded @ 102                        80,000                    87,290

Lee County, FL School Board, Certificate of
Participation, 4.75%,
 08/01/98, FSA Insured                   100,000                   100,685

Lee County, FL School Board, Certificate of
Participation, 4.875%,
08/01/99, FSA Insured                    100,000                   101,450



Lee County, FL School Board, Certificate of
Participation, Series A, 4.30%, 08/01/01,
FSA Insured                               50,000                    50,255

Lee County, FL Hospital Board, Hospital RB,
(Lee Memorial Hospital), 7.10%, 04/01/98,
BIG Insured                               50,000                    50,681

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System
Project),  1997 Series A, 5.00%, 04/01/03,
MBIA Insured                             150,000                   153,854

Lee County, FL Hospital Board of Directors,
Hospital RB, (Lee Memorial Health System
Project),  5.00%,
04/01/03, MBIA Insured                   250,000                   256,423

Lee County, FL, Road Improvement RB, 6.70%,
10/01/98, Escrowed to
 Maturity                                 50,000                    51,315

Lee County, FL Solid Waste System, Solid
Waste RB, Series A, 6.90%, 10/01/03,
MBIA Insured                             100,000                   111,084

Lee County, FL Solid Waste System,
Solid Waste RB, Series A, 4.50%,
10/01/01, MBIA Insured                    95,000                    95,743

Leesburg, FL, Hospital Rfdg RB, (Leesburg
Regional Medical Center Project), Series A,
4.80%, 07/01/00                          250,000                   252,853

Leon County, FL School District, GO Bond,
6.00%, 07/01/02                          250,000                   264,850

Manatee County, FL HFA, Single Family
Mortgage RB, 4.00%, 05/01/98, GNMA
Collateralized                            40,000                   39,974

Manatee County, FL HFA, Single Family
Mortgage RB, Subseries 1, 5.00%, 05/01/99,
GNMA Collateralized                        40,000                    40,327

Manatee County, FL HFA, Single Family
Mortgage RB, Subseries 1, 5.375%, 05/01/02,
GNMA Collateralized                        40,000                    40,783

Martin County, FL, GO Bond, 6.50,%,
02/01/00, Pre-refunded @ 102               50,000                    53,575



Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Hospital),
Series A, 7.00%, 11/15/00,
 MBIA Insured                             175,000                   189,046

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Medical
Center), Series A, 4.50%, 11/15/02,
MBIA Insured                              150,000                   150,938

Martin County, FL Health Facilities Auth,
Hospital RB, (Martin Memorial Medical
Center), Series B, 4.50%, 11/15/02,
MBIA Insured                              100,000                   100,625

Martin County, FL, Combined Special
Assessment RB, 5.30%, 11/01/01            150,000                   152,810

Miami Beach, FL Redevelopment Agcy,
Tax Increm RB, (City Center/Historic
Conv Village), 4.20%, 12/01/97            100,000                   100,008

Miami Beach, FL Redevelopment Agcy, Tax
Increm RB, (City Center/Historic Conv
Village), 4.90%, 12/01/01                  50,000                    50,274

Miami Beach, FL Redevelopment Agcy, Tax
Increm RB, (Historic Conv Village), Series
B, 5.25%, 12/01/01                        160,000                   162,931

Miami, FL Health Facilities Auth, Hospital
RB, (Mercy Hospital), 6.45%, 08/01/01,
AMBAC Insured                             100,000                   107,723

Miami, FL, Special Rev Rfdg Bond, 7.30%,
01/01/01, MBIA Insured                    100,000                   102,560

Miami, FL Sports & Exhibition Auth, Special
Obligation RB, 7.20%, 04/01/00,
Pre-refunded @ 102                        175,000                   190,950

North Broward, FL Hospital District,
Hospital RB, 5.80%,
 01/01/99, MBIA Insured                   175,000                   178,385

North Miami, FL Health Facilities Auth,
Hospital RB, (Catholic Health Services
Obligation Group), 4.80%, 08/15/01,
SunTrust Bank,
Central Florida, LOC                      100,000                   100,785

Ocala, FL, Power Supply Electric Util
RB, 6.75%, 10/01/98,
MBIA Insured                               25,000                    25,545

Okaloosa County, FL, Water & Sewer RB,
7.15%, 01/01/99,
Pre-refunded @ 102                         50,000                    52,788

Orange County, FL Health Facilities Auth,
Hospital RB, (Adventist Health System/Sunbelt
Obligated Group),
6.60%, 11/15/98, AMBAC Insured            100,000                   102,772

Orange County, FL Health Facilities Auth,
Hospital RB, (Orlando Regional Healthcare),
Series A, 5.15%, 11/01/00,
MBIA Insured                               75,000                    77,309

Orange County, FL Health Facilities Auth,
Hospital RB, (Adventist Health System/
Sunbelt Obligated Group), 4.40%, 11/15/97,
AMBAC Insured                             100,000                   100,036

Orange County, FL HFA, Single Family
Mortgage RB, 5.50%, 10/01/00,
GNMA/FNMA Collateralized                   60,000                    61,952

Orange County, FL HFA, Single Family
Mortgage RB, Series A, 5.05%, 04/01/02,
GNMA/FNMA Collateralized                  100,000                   101,537

Orange County, FL HFA, Single Family Mortgage
RB, Series A, 4.70%, 03/01/02, GNMA/FNMA
Collateralized                            260,000                   260,387

Orange County, FL HFA, Housing RB, (Post
Lake (Orlando)), 7.50%, 01/01/98, The Bank
of Tokyo, Limited, LOC                     50,000                    50,168

Orlando, FL Utilities Commission, Water
& Electric RB, Series C, 7.00%, 10/01/99,
Pre-refunded @ 102                        100,000                   107,524

Orlando, FL Utilities Commission, Electric
Util RB, 5.20%, 10/01/00                   40,000                    41,186

Osceola County, FL HFA, Multifamily Housing
RB, (Tierra Vista Apartments Project), Series
A, 4.85%, 06/01/03, FSA Insured            70,000                    70,167

Palm Beach County, FL, Criminal Justice
Facilities RB, 7.10%, 06/01/00,
Pre-refunded @ 102                        175,000                   191,342

Palm Beach County, FL Health Facilities
Auth, Hospital RB, (Good Samaritan Health
System), 5.40%, 10/01/00                  105,000                   108,159


Pallm Beach County, FL School District,
Certificates of Participation, Series A,
5.50%, 08/01/01, AMBAC Insured            100,000                   104,885

Panama City - Bay County, FL, Airport RB,
4.25%, 10/01/99, MBIA Insured              75,000                    75,341

Panama City Beach, FL, Water & Sewer RB,
4.50%, 06/01/99, AMBAC Insured            200,000                   201,820

Pasco County, FL School District, GO Bond,
6.10%, 07/01/03, MBIA Insured             200,000                   212,902

Pensacola, FL Health Facilities Auth, Hospital
RB, (Daughters of Charity National Health),
4.60%, 01/01/00                           200,000                   202,416

Pinellas County, FL HFA, Single Family
Mortgage RB, Series 1997C, 4.60%, 09/01/02,
GNMA Collateralized                       100,000                   100,338

Pinellas County, FL, Capital Improv RB,
5.50%, 10/01/99                           100,000                   103,073

Pinellas County, FL Educational Facilities
Auth, Industrial Development RB, (College
Harbor Issue), Senior Lien, Series 1996A,
7.25%, 12/01/02                           280,000                    286,398

Pinellas County, FL Educational Facilities
Auth, Industrial Development RB, (College
Harbor Issue), Junior Lien, Series 1996B,
5.40%, 12/01/00                            60,000                    60,915

Pinellas County, FL Educational Facilities
Auth, Industrial Development RB, (College
Harbor Issue), Junior Lien, Series 1996B,
5.60%, 12/01/01                            60,000                    61,179

Pinellas County, FL Educational Facilities
Auth, Industrial Development RB, (College
Harbor Issue), Junior Lien, Series 1996B,
5.70%, 12/01/02                            65,000                    66,549

Pinellas County, FL Health Facilities Auth,
Hospital RB, (Morton Plant Health System
Project), 4.70%, 11/15/00,
MBIA Insured                              100,000                   101,668

Pinellas County, FL Health Facilities Auth,
Hospital RB, (Sunshine Village Nursing Home),
6.50%, 10/01/99                           130,000                   130,685

Pinellas County, FL, Transportation Improv
RB, 5.25%, 08/01/00, FGIC Insured         150,000                   155,025

Pinellas County, FL, Transportation Improv
RB, 5.40%, 08/01/01, FGIC Insured         180,000                   188,365

Plantation, FL, Water & Sewer RB,
Zero Coupon, 03/01/03, MBIA Insured       110,000                   86,759

Polk County, FL School Board, Certificates
of Participation, (School District Financing
Program), 6.35%, 01/01/01,
Pre-refunded @ 102                        100,000                  108,429

Polk County, FL, Public Improv RB, 6.50%,
12/01/98, Pre-refunded @ 102              100,000                  104,810

Port Orange, FL, Water & Sewer RB, 6.40%,
10/01/02, AMBAC Insured                   100,000                   104,876

Port St. Lucie, FL, Water & Sewer RB, Series
1996A, Zero Coupon, 09/01/01,
 FGIC Insured                             150,000                   127,158

Port St. Lucie, FL, Water & Sewer RB, 4.90%,
09/01/99, FGIC Insured                     50,000                    50,874

Puerto Rico Electric Power Auth, Electric
Util RB, Series X, 4.75%,
 07/01/02, MBIA Insured                    75,000                    76,536

Puerto Rico Industrial, Tourist, Educational,
Medical & Environmental Control Facilities
Financing Auth, Hospital RB, (Auxilio Mutuo
Obligated Group), 1997 Series A, 4.80%,
07/01/02, MBIA Insured                    190,000                   193,887

Putnam County, FL, Capital Improv RB,
4.05%, 12/01/98, AMBAC Insured            100,000                   100,256

St. Augustine, FL, Water & Sewer RB,
Series B, 4.65%, 10/01/98,
MBIA Insured                              100,000                   100,801

St. Johns County, FL IDA, Hospital RB,
Flagler Hospital Project),
5.50%, 08/01/00                           230,000                   236,829

St. Johns County, FL IDA, Hospital RB,
(Flagler Hospital Project), 5.60%,
 08/01/01                                 185,000                   192,974


St. Johns River Management District, FL,
Water & Sewer RB, (Land Acquisition),
5.50%, 07/01/99,
 Pre-refunded @ 100                        50,000                    51,276

St. Petersburg, FL Health Facilities Auth,
Hospital RB, (Allegheny Health - St. Anthony),
Series C, 7.75%,
01/01/98, Pre-refunded @ 102               40,000                    41,054

St. Petersburg, FL Professional Sports
Facility, Sales Tax RB, Series 1995,
5.00%, 10/01/00, MBIA Insured             100,000                   102,724

St. Petersburg, FL, Public Improv RB,
5.80%, 02/01/00, MBIA Insured              40,000                    41,534

Sarasota County, FL, GO Bond,
5.70%, 10/01/99, FGIC Insured             100,000                   103,271

Sarasota County, FL Health Facilities Auth,
(Sunnyside Properties Project),
Series 1995, 5.50%, 05/15/01              500,000                   500,620

Sarasota County, FL Utility System, Electric
Util RB, Zero Coupon, 06/01/99,
Pre-refunded @ 22.7283                     400,000                   85,236

Sarasota County, FL, Electric Util RB,
7.10%, 06/01/98, Pre-refunded
@ 102                                      100,000                   103,868

Seacoast, FL Util Auth, Water & Sewer System
RB, Series A, Zero Coupon, 03/01/99,
Pre-refunded @ 27.8751                     315,000                   83,399

Seacoast, FL Util Auth, Water & Sewer RB,
Series A, 7.30%, 03/01/99,
 Pre-refunded @ 102                         55,000                    58,447

Seminole County, FL, Solid Waste RB,
7.25%, 10/01/00, Pre-refunded
 @ 102                                     250,000                   276,603

Seminole, FL Water Control District,
Spl Assmt Bonds, (Unit of Development No.
2), Series 1996,
5.95%, 08/01/01                            290,000                   293,068

South Broward Hospital District, FL,
Hospital RB, 4.65%,
05/01/00, AMBAC Insured                    250,000                   253,650


Tallahassee, FL, Electric Util RB,
Series A, 4.90%, 10/01/98                   50,000                    50,580

Tallahassee, FL Health Facilities,
Hospital RB, (Tallahassee Memorial
Regional Medical Center), Series B,
 5.30%, 12/01/00, MBIA Insured              75,000                    77,535

Tallahassee, FL Municipal Airport, Airport
Rfdg RB, 4.60%, 10/01/01,
AMBAC Insured                               165,000                   167,653

Tampa, FL Sports Auth, IDB,
(Tampa Bay Arena Project), 4.30%,
 04/01/99, MBIA Insured                     80,000                    80,434

University Community Hospital Inc. FL,
Hospital RB, 6.80%, 09/01/99,
Escrowed to Maturity                       100,000                   104,931

University of South Florida, University
Rev Housing Facilities RB, Series A, 7.00%,
07/01/00, MBIA Insured                     165,000                   177,160

University of South Florida, University Rev
Housing Facilities RB, Series A, 7.00%,
07/01/02, MBIA Insured                     185,000                   205,903

Winter Springs, FL, Water & Sewer RB, 7.15%,
04/01/00, Pre-refunded
@ 102                                      100,000                   109,000



Total Municipal Bonds (Cost $25,945,172)                         $26,195,643

Total Investments (100%) (Cost $27,590,172)                      $27,840,643



Summary of Ratings (unaudited):
AAA/Equivalent 71%, AA/Equivalent 12%
A/Equivalent 10%, BBB/Equivalent 6%, Other 1%
Average Portfolio Maturity 2.67 Years










Statements of Assets and Liabilities
October 31, 1997 (Unaudited)

                                         Money Fund           ShortTerm Fund
ASSETS


Investments in securities, at value
(cost $152,931,894 and $27,590,172,
respectively)                             $  152,931,894       $   27,840,643

Cash                                           2,121,979              139,995

Receivables:

   Interest                                    1,000,269              422,042
   Securities sold                             --                   1,749,309
   Fund shares sold                              211,796              --

Organization costs, net of accumulated
amortization                                    9,076               9,076


          Total assets                         156,275,014          30,161,065




LIABILITIES


Payable for investment securities
purchased                                      1,525,336             --

Dividend Payable                               480,516               109,009

Payable for fund shares redeemed               242,806               --

Funds advanced by manager                       38,931                 6,781

        Total liabilities                    2,287,589               115,790

NET ASSETS

Net assets                                  $  153,987,425      $ 30,045,275

Number of shares outstanding                   153,988,759         2,987,002

Net asset value, offering price and
redemption price per share                  $         1.00      $      10.06


See Notes to Financial Statements


Statements of Operations
For The Six Months Ended October 31, 1997 (Unaudited)

				Money Fund 	ShortTerm Fund
Investment Income
Income:
   Interest			$2,795,573	$681,213
Expenses:
   Investment advisory fee (Note2)	     372,925	    92,292
   Custodian fees (Note 3)                    17,844         9,638
   12b-1 fees (Note 2)                        41,326        11,870
   Transfer agency fees and
   expenses (Note 2)                          42,957         6,410
   Printing costs                              7,608         1,078
   Professional fees                          13,439        10,378
   Insurance                                   1,667           294
   Registration and filing fees               23,004        10,167
   Trustees' fees and expenses                 4,378           772
   Amortization of organization costs          4,260         4,260
   Other expenses                             10,625         1,875
        Total Expenses                       540,033       149,034
Expense reimbursements fees
(Note 2)				    (355,124)	 (110,250)
Custodian fees paid indirectly
(Note 3)                                      (4,351)      (1,716)
        Net expenses                         180,558        37,068
Net Investment Income                     $2,615,015      $644,145


Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) on investments     ($1,651)         $15,062
Unrealized appreciation(depreciation) on
investments                                       --         294,003
Net realized and unrealized gain (loss)
on investments                               (1,651)         309,065
Increase in net assets from
operations                               $2,613,364         $953,210


See Notes to Financials












Statements of Changes in Net Assets
October 31, 1997 (Unaudited)


                              Money Fund      ShortTerm Fund

                        Six months              Six months
                        ended         Year      ended         Year
                        10/31/97     ended      10/31/97     ended
                        (Unaudited)  4/30/97    (Unaudited)  4/30/97

Increase(Decrease) in Net Assets

Operations:

Net Investment Income	$2,615,015  $4,401,067       $644,145    $749,331

Net realized gain (loss)
on Investments		        (1,651)	   487	      15,062       13,101

Unrealized appreciation
(depreciation)			--	   --	    294,003       (59,213)

Increase in net assets
from operations    2,613,364    4,401,554            953,210      703,219


Dividends to shareholders from:

Net Investment Income   (2,615,015)   (4,401,063)   (644,145)    (749,331)

Realized gains				  (170)

Fund Share transactions
(Note 4)                17,536,329   22,509,253      883,644   16,554,851

Net Increase in Assets	17,534,678  22,509,570	  1,192,709   16,508,739

Net Assets:
Beginning of period         136,452,747 113,943,177	28,852,567  12,343,828
End of period	            153,987,425 136,452,747	30,045,276  28,852,567


See Notes to Financial Statements









1.  Summary of Accounting Policies
The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida
TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.














Dividends and Distributions
Dividends from investment income (excluding capital gains and losses if any) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on the sales of investments are made after the close of the Fund's fiscal year and in December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the period ended
October 31, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Organization Expenses
Organization expenses are being amortized on a straight-line basis over a five-year period.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  Investment Management Fees and Other Transactions with Affiliate
Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets for the month. For the six months ended October 31, 1997, management fees totalled $372,925 and $92,292 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the six month period ended October 31, 1997, fees under this agreement amounted to $26,247 and $2,794 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds are being paid by WRH to the extent that they exceed .28% of each Fund's average daily net assets, and will continue to be paid at that level until notice is otherwise provided to shareholders.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as 12b-1 fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were paid by WRH and are included in expense reimbursements and fee reductions.

During the six month period ended October 31, 1997, the Money Fund and the ShortTerm Fund paid $798 and $702, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting.

3.  Custodian Fees Paid Indirectly
For the six month period ended October 31, 1997, custodian fees were reduced by earnings credits of $4,351 and $1,716 on average daily cash balances for the Money Fund and ShortTerm Fund, respectively.



4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Capital paid in for the Money Fund and the ShortTerm Fund aggregated $153,988,759 and $29,866,040 respectively. Transactions in Fund shares for the six months ended October 31, 1997 and the year ended April 30, 1997 were as follows:


          MONEY FUND*                           SHORTTERM FUND

                                     SHARES                     AMOUNT


         SIX MONTHS   YEAR        SIX MONTHS  YEAR       SIX MONTHS  YEAR
           ENDED      ENDED         ENDED     ENDED        ENDED     ENDED
         10/31/97    4/30/97       10/31/97   4/30/97     10/31/97   4/30/97


SOLD    162,941,159  275,829,809  1,774,330  3,200,074   $17,790,183 $31,954,497

ISSUED
ON RE-
INVESTED
DIVIDENDS   2,431,236   4,053,913     60,049     66,946     601,803   667,960

REDEEMED(147,836,066)(257,374,469)(1,744,479)(1,610,609)(17,508,342)(16,067,606)
         ------------- -----------  ---------- ---------  ----------  ----------
NET
INCREASE
(DECREASE) 17,536,329   22,509,253     89,900   1,656,411  $883,644 $16,554,851

 * All at $1.00 per share

5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the six months ended October 31, 1997 were $6,686,838 and $5,595,656 respectively. At October 31, 1997, the cost of securities for federal income tax purposes was the same as that for financial reporting purposes. Net unrealized appreciation, which amounted to $250,471 for the ShortTerm Fund, consisted of aggregate gross unrealized appreciation and (depreciation) of $251,852 and ($1,381), respectively. As of October 31, 1997, the accumulated net realized loss was $71,235 for the ShortTerm Fund. For tax purposes, such losses are available to offset future realized capital gains until the capital loss carryforwards expire in 2003.


6.  Financial Highlights

                                          MONEY FUND

PER SHARE OPERATING            SIX MONTHS                            PERIOD
PERFORMANCE (FOR A SHARE         ENDED      YEAR    YEAR    YEAR      FROM
OUTSTANDING THROUGHOUT         10/31/97    ENDED    ENDED   ENDED    11/22/93*
THE PERIOD)                   (UNAUDITED)  4/30/97  4/30/96 4/30/95  TO 4/30/94

NET ASSET VALUE,BEGINNING
OF PERIOD                      $1.00        $1.00    $1.00   $1.00    $1.00

INCOME FROM INVESTMENT
OPERATIONS:
 NET INVESTMENT INCOME        0.018       0.034     0.036   0.035   0.011
 NET REALIZED AND
 UNREALIZED GAIN(LOSS)
 ON INVESTMENTS               -            -         -       -         -
 TOTAL FROM INVESTMENT        ______      ______     _____  ______  _____
 OPERATIONS                   0.0.18      0.034     0.036   0.035   0.011

LESS DISTRIBUTIONS:
DIVIDENDS FROM NET
INVESTMENT INCOME            (0.018)     (0.034)   (0.036)  (0.035) (0.011)
                             -------     --------   ------- ------- -------
NET ASSET VALUE,END
OF PERIOD                    $1.00       $1.00      $1.00   $1.00   $1.00
                             ------      ------     ------   ------  -----
TOTAL RETURN                  3.41%       3.42%     3.69%   3.59%    2.49%
dagger

RATIOS/SUPPLEMENTAL DATA

NET ASSETS AT END OF
PERIOD (000'S)               $153,987    $136,453  $113,943 $105,647 $23,516

RATIOS TO AVERAGE DAILY
NET ASSETS dagger
 EXPENSES                     0.24%       0.20%      0.20%   0.07%    0.00%
 EXPENSES (BEFORE
 REIMBURSEMENT)     0.72%       0.78%      0.80%   1.04%    1.96%
double dagger
 NET INVESTMENT INCOME  3.50%       3.36%      3.62%   3.63%    2.55%

___________________________________
*Commencement of operations
dagger Figures are annualized for periods less than a  year.
double dagger Effective for the year ended April 30, 1996 and thereafter,expense ratios before reimbursement no longer reflect reduction from custodian fee offset arrangements.

6.  Financial Highlights (continued)

                                             SHORTTERM FUND

PER SHARE OPERATING          SIX MONTHS                              PERIOD
PERFORMANCE (FOR A            ENDED       YEAR     YEAR     YEAR     FROM
SHARE OUTSTANDING            10/31/97     ENDED    ENDED    ENDED    11/22/93*
THROUGHOUT THE PERIOD        (UNAUDITED)  4/30/97  4/30/96  4/30/95  TO 4/30/94

NET ASSET VALUE,
BEGINNING OF PERIOD INCOME    $9.95        $9.94    $9.89    $9.86    $10.00
FROM INVESTMENT OPERATIONS:
 NET INVESTMENT INCOME         0.21         0.43     0.42     0.42     0.16
 NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS    0.11         0.01     0.05     0.03    (0.14)
                               -----        -----    -----    -----   ------
 TOTAL FROM INVESTMENT         0.32         0.44     0.47     0.45     0.02
 OPERATIONS

LESS DISTRIBUTIONS:
DIVIDENDS FROM NET
INVESTMENT INCOME            (0.21)        (0.43)   (0.42)   (0.42)   (0.16)
                             ------        ------   ------   ------    -----

NET ASSET VALUE, END
OF PERIOD                    $10.06         $9.95    $9.94    $9.89    $9.86
                             -------        ------   ------   ------   ------

TOTAL RETURN                  6.45%          4.59%    4.85%    4.66%    0.49%
dagger

RATIOS/SUPPLEMENTAL DATA     $30,045       $28,853   $12,344  $11,113  $10,757

RATIOS TO AVERAGE DAILY
NET ASSETS  dagger
 EXPENSES                      0.24%         0.20%     0.20     0.07%    0.05%
 EXPENSES (BEFORE
 REIMBURSEMENT)      1.00%         1.18%     1.42%    1.50%    2.77%
double dagger
NET INVESTMENT
INCOME     	              4.19%         4.27%     4.25%    4.25%    3.79%

PORTFOLIO TURNOVER
 RATE       	             19.97%        40.93%     83.40%   35.90%  10.90%


___________________________________
*Commencement of operations
dagger Figures are annualized for periods less than a  year.
double dagger Effective for the year ended April 30, 1996 and thereafter,expense ratios (before reimbursement) no longer reflect reduction from custodian fee offset arrangements.






























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THE FLORIDA TAX FREE FUNDS

0


2

See Notes To Financial Statements


THE FLORIDA TAXFREE FUNDS






THE FLORIDA TAXFREE FUNDS



1



The Florida TaxFree Money Market Fund
Statement of Investments
October 31, 1997 (Unaudited)


22
See Notes To Financial Statements


The Florida TaxFree Short Term Fund
Statement of Investments
October 31, 1997 (Unaudited)


THE FLORIDA TAXFREE FUNDS
Statements of Operations
For The Six Months Ended October 31, 1997 (Unaudited)


THE FLORIDA TAXFREE FUNDS
Statements of Changes in Net Assets
October 31, 1997 (Unaudited)


23
See Notes To Financial Statements



THE FLORIDA TAXFREE FUNDS
Notes to Financial Statements - October 31, 1997 (Unaudited)


30